LOAN (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of future principal payments obligation for the Loan	As of December 31, 2015, the future principal payments obligation for the Loan were as follows:
($ in thousands)
Year Ended December 31:
2016	4,234
2017	776
$5,010